PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS (Acquisition of Rohm and Haas) (Details) (USD $) In Millions	Dec. 31, 2010 Defined Benefit Pension Plans [Member]	Dec. 31, 2009 Defined Benefit Pension Plans [Member]	Dec. 31, 2008 Defined Benefit Pension Plans [Member]	Apr. 02, 2009 Defined Benefit Pension Plans [Member] Rohm And Haas [Member]		Dec. 31, 2010 Other Postretirement Benefits [Member]	Dec. 31, 2009 Other Postretirement Benefits [Member]	Dec. 31, 2008 Other Postretirement Benefits [Member]	Apr. 02, 2009 Other Postretirement Benefits [Member] Rohm And Haas [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 15,851	$ 14,589	$ 11,573	$ 1,439	[1]	$ 238	$ 367	$ 368	$ 18	[1]
Defined Benefit Plan, Projected Benefit Obligation	$ 21,158	$ 19,914	$ 15,573	$ 2,168	[1]	$ 2,095	$ 2,079	$ 1,821	$ 338	[1]

[1]	Does not include plan assets and obligations of Morton that were sold to K+S on October 1, 2009; see Note E.